Notes Receivable and Convertible Note Payable	12 Months Ended
Aug. 31, 2019
Notes Receivable and Convertible Note Payable
Note 6 - Notes Receivable and Convertible Notes Payable

The Company issued a note receivable on September 28, 2016 in the amount of $10,000 to Black Diamond Bits, LLC. The interest rate is 8% and the principal and interest will be due in its entirety on January 1, 2017 for a total amount of $10,710. As of August 31, 2017 Black Diamond has not consummated the sale of their business, which had been the trigger for Black Diamond Bits, LLC to fully pay their obligation. Two interest payments have been made to date of $291 and $193 in April and June 2017, respectively. During the year ended August 31, 2017, Fairwind Energy has sent this note to collections and has reserved against credit losses on the note in the amount of $7,226. This is based on the collection agency’s historically collects rate, average of 85% collections, weighted against management’s estimate. During the year ended August 31, 2018, FairWind Energy considers the note uncollectible and the note of $3,000 has been written off to bad debt expense.

The Company issued a convertible promissory note on October 1, 2016 to Julie Cameron Down Revocable Trust in the amount of $25,000. The interest rate is 8% and the maturity date is September 30, 2019 in which all outstanding principal together with interest on this note shall be due. The outstanding note and accrued interest convert at the option of the holder or the Company at the volume weighted average price of the common stock for the preceding 10 days (10-day VWAP). On March 1, 2017 this note was amended to introduce a conversion floor of $100 on the 10-day VWAP. This amendment extinguished the conditions that generated derivative liabilities related to this note. Effective April 30, 2019, Michael Winterhalter purchased Julie Cameron Down Revocable Trust’s convertible promissory note in the principal amount of $25,000.

A derivative liability related to the embedded conversion option of $17,258 was recognized as a debt discount at the date of issuance of the note. As discussed in the preceding paragraph and in Note 4, the conditions that generated the derivative liability related to the related party note were extinguished on March 1, 2017 Amortization of the discount on convertible note payable was $3,925 and $7,736 for the years ended August 31, 2019 and 2018, respectively, and is included in “interest expense” in the accompanying statements of operations. The debt under this agreement remains as the agreement did not qualify for debt extinguishment.

Convertible Notes Payable consist of the following as of August 31, 2019 and 2018:

August 31, 2019
Related Party Notes:
Mike Winterhalter	25,000
Mike Winterhalter	25,000
Mike Winterhalter	20,000
Mike Winterhalter	20,000
Mike Winterhalter	10,000
Mike Winterhalter	10,000
Less current maturities	(25,000)
Long-term maturities	85,000
Unamortized Discount	(329)
$84,671

August 31, 2018
Julie Cameron Down Revocable Trust	$25,000
Related Party Notes: Mike Winterhalter	25,000
Less current maturities	-
Long-term maturities	50,000
Unamortized Discount	(4,253)
$45,747

The Company’s amortization expense related to the unamortized discount for years ended August 31, 2019 and 2018 was $3,925 and $17,317, respectively.

Maturities of convertible notes payable for each of the fiscal years subsequent to August 31, 2019 are as follows:

2020	$25,000
2021	25,000
2022	60,000
$110,000